Loans - Financing Receivables Credit Quality Indicators (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	$ 158,280	$ 157,270
Non-owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	29,950	36,417
Owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	19,774	27,898
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	4,568	5,442
Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	14
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	25,408	25,994
Single-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	43,058	18,214
Multi-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	21,575	27,163
Home equity lines of credit [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	10,719	12,283
Home equity lines of credit [Member] | Purchased for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	2,244	2,638
Other consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	970	1,221
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	57,160	34,758
Not Rated [Member] | Non-owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	322	365
Not Rated [Member] | Owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Not Rated [Member] | Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	119	954
Not Rated [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	285	432
Not Rated [Member] | Single-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	42,945	17,478
Not Rated [Member] | Multi-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Not Rated [Member] | Home equity lines of credit [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	10,719	12,126
Not Rated [Member] | Home equity lines of credit [Member] | Purchased for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	1,800	2,182
Not Rated [Member] | Other consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	970	1,221
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	72,392	80,794
Pass [Member] | Non-owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	21,147	22,159
Pass [Member] | Owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	16,385	22,526
Pass [Member] | Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	987	1,123
Pass [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	14
Pass [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	21,013	19,591
Pass [Member] | Single-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Pass [Member] | Multi-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	12,846	15,395
Pass [Member] | Home equity lines of credit [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Pass [Member] | Home equity lines of credit [Member] | Purchased for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Pass [Member] | Other consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	13,053	16,239
Special Mention [Member] | Non-owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	2,995	5,717
Special Mention [Member] | Owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	762	3,474
Special Mention [Member] | Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	434
Special Mention [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Special Mention [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	2,637	2,062
Special Mention [Member] | Single-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Special Mention [Member] | Multi-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	5,790	4,539
Special Mention [Member] | Home equity lines of credit [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Special Mention [Member] | Home equity lines of credit [Member] | Purchased for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	435	447
Special Mention [Member] | Other consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	15,675	25,072
Substandard [Member] | Non-owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	5,486	8,176
Substandard [Member] | Owner occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	2,627	1,898
Substandard [Member] | Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	3,028	3,365
Substandard [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Substandard [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	1,473	3,909
Substandard [Member] | Single-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	113	736
Substandard [Member] | Multi-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	2,939	6,822
Substandard [Member] | Home equity lines of credit [Member] | Originated for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total		157
Substandard [Member] | Home equity lines of credit [Member] | Purchased for portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total	9	9
Substandard [Member] | Other consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total		407
Doubtful [Member] | Multi-family residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Total		$ 407